Submission	Aug. 12, 2025
Submission [Line Items]
Central Index Key	0000885590
Registrant Name	BAUSCH HEALTH COMPANIES INC.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A